Related Party Transactions - Additional Information (Detail) - Langholm Capital II [Member] - Associates [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Transactions between Related Parties [Line Items]
Investments in associates		€ 64
Outstanding commitments made by entity, related party transactions	€ 2	11
Amount received back from associate	€ 0	€ 0